Schedule of principal subsidiaries (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
BeLive Technology Group Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities		Investment holding	Investment holding
Country of business/incorporation		British Virgin Islands	British Virgin Islands
BeLive Technology Pte. Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities		Development of other software and programming activities and providing consultancy service	Development of other software and programming activities
Country of business/incorporation		Singapore	Singapore
BeLive Technology Vietnam Company Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities		Computer programming, computer consultancy and system administration	Computer programming and system administration
Country of business/incorporation		Vietnam	Vietnam
Be live new media [member]
IfrsStatementLineItems [Line Items]
Principal activities	[1]	Creative agency dealing in content production and campaign marketing
Country of business/incorporation	[1]	British Virgin Islands

[1]	BeLive New Media was newly incorporated on June 26, 2025.